Ordinary shares and treasury stock	12 Months Ended
Dec. 31, 2018
Equity Abstract
Ordinary shares and treasury stock

14. Ordinary shares and treasury stock

In June 2012, PPDAI Group Inc. was incorporated as Limited Liability Company with authorized share capital of US$50,000 divided into 5,000,000,000 shares, of which 4,266,159,600 shares are designated as ordinary shares at par value of US$0.00001 and 733,840,400 as preferred shares.

Immediately prior to the completion of the initial public offering, the Company adopted a dual class share structure. All classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one basis and all the ordinary shares of our company were redesignated as Class B ordinary shares on a one-for-one basis except for the 4,000,000 ordinary shares held by GF Sino Vest Fund SPC Star 6 SP, which will be redesignated as Class A ordinary shares on a one-for-one basis.

On November 10, 2017, the Company successfully completed its initial public offering on the New York Stock Exchange. The Company sold 85,000,000 Class A ordinary shares (equivalent to 17,000,000 ADS) at US$2.6 per share (equivalent to US$13.0 per ADS) for a total offering size of approximately RMB1,464.8 million (US$221.0 million). Concurrently with the initial public offering, the Company also closed a private placement with Sun Kung Kai & Co. (CP) Limited and sold 19,230,769 Class A ordinary shares at an aggregate investment amount of RMB331.4 million (US$50.0 million).

In May 2018, unanimously approved by the Board, the Company issued 30,000,000 Class A Ordinary Shares to Citi Limited which converted into 6,000,000 ADSs for exercise of share-based compensation plans. During the year ended December 31, 2018, the Company also had repurchased 12,061,272 ADS, or 60,306,360 shares, for US$67,622(RMB452,262) on the open market at a weighted average price of US$5.61 per ADS for exercise of share based compensation. These issued and repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity. As of December 31, 2018, a total of 44,005,360 treasury stock were used for exercise of option with 46,301,000 shares not in use and not outstanding.

On December 17, 2018, Maggie & Tony Limited sold 2,000,000 Class B ordinary shares, or 400,000 ADS, on the open market which were automatically transferred into Class A ordinary shares upon completion of the transaction. As of December 31, 2018, 1,533,071,169 ordinary shares have been issued at par value of US$0.00001, including (i) 874,071,169 Class A ordinary shares and (ii) 659,000,000 Class B ordinary shares.